AVAILABLE- FOR- SALE FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Disclosure of available for sale financial assets [Abstract]
Disclosure of detailed information about available for sale assets [Text Block]
The following is the balance of available-for-sale financial assets at December 31, 2017 and 2016.

December 31, 2017

	Cost		Unrealized Gain		Unrealized Losses (*)		Fair Value
Available-for-sale securities
Debt Securities

In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	7,855,098	Ps.	68,411	Ps.	(30,955)	Ps.	7,892,554
Securities issued or secured by other Colombian Government entities		90,532		1,566		(90)		92,008
Securities issued or secured by other financial entities		255,192		8,643		(202)		263,633
Securities issued or secured by Non-financial sector entities		2,282		44		-		2,326
Others		7,074		116		-		7,190
	Ps.	8,210,178	Ps.	78,780	Ps.	(31,247)	Ps.	8,257,711

In foreign currency
Securities issued or secured by Colombian Government		1,587,359		9,160		(4,148)		1,592,371
Securities issued or secured by other Colombian Government entities		565,762		11,685		(6,753)		570,694
Securities issued or secured by Foreign Governments		2,113,106		8,655		(17,364)		2,104,397
Securities issued or secured by Central Banks		1,359,924		739		(3,789)		1,356,874
Securities issued or secured by other financial entities		3,366,119		3,210		(14,885)		3,354,444
Securities issued or secured by Non-financial sector entities (**)		345,003		21,681		(44,541)		322,143
Others		230,412		2,710		(1,629)		231,493
	Ps.	9,567,685	Ps.	57,840	Ps.	(93,109)	Ps.	9,532,416
Total Debt Securities	Ps.	17,777,863	Ps.	136,620	Ps.	(124,356)	Ps.	17,790,127

Equity Instruments

In Colombian Pesos
Corporate Stock	Ps.	276,452	Ps.	541,520	Ps.	(75)	Ps.	817,897
In foreign currency
Corporate Stock		452		5,684		-		6,136
Total Equity Securities	Ps.	276,904	Ps.	547,204	Ps.	(75)	Ps.	824,033
Total available-for-sale investments and unrealized gain (loss) in Other Comprehensive Income	Ps.	18,054,767	Ps.	683,824	Ps.	(124,431)	Ps.	18,614,160
(*)
Unrealized losses correspond to changes in fair value that reflect market conditions such as variations in interest rates and other economic conditions from the country where the investment is issued. After Grupo Aval objectively evaluated each securities’ issuer, it was concluded that only the securities from two issuers were classified as impaired and realized the impairment in statement of profit or loss as explained in below (**).

(**)
Cost is net of Ps. 71,708 for impairment recognized in statement of income as operating expense for the securities issued by OI S.A. and Telemar Norte Leste S.A., after OI S.A. and subsidiaries filed for bankruptcy protection on June, 2016.

December 31, 2016

	Cost		Unrealized Gain		Unrealized Losses (*)		Fair Value
Available-for-sale securities
Debt Securities

In Colombian Pesos
Securities issued or secured by Colombian Government	Ps.	9,371,078	Ps.	16,622	Ps.	(183,521)	Ps.	9,204,179
Securities issued or secured by other Colombian Government entities		83,582		386		(4,533)		79,435
Securities issued or secured by other financial entities		116,683		4,317		(205)		120,795
Securities issued or secured by Non-financial sector entities		18,390		-		(467)		17,923
Others		15,820		33		(1)		15,852
	Ps.	9,605,553	Ps.	21,358	Ps.	(188,727)	Ps.	9,438,184

In foreign currency
Securities issued or secured by Colombian Government		1,368,836		7,018		(4,825)		1,371,029
Securities issued or secured by other Colombian Government entities		496,223		1,843		(8,189)		489,877
Securities issued or secured by Foreign Governments		2,082,953		13,400		(13,008)		2,083,345
Securities issued or secured by Central Banks		539,393		596		(1,258)		538,731
Securities issued or secured by other financial entities		2,978,145		6,045		(28,266)		2,955,924
Securities issued or secured by Non-financial sector entities (**)		658,703		10,779		(88,692)		580,790
Others		205,143		1,486		(1,776)		204,853
	Ps.	8,329,396	Ps.	41,167	Ps.	(146,014)	Ps.	8,224,549
Total Debt Securities	Ps.	17,934,949	Ps.	62,525	Ps.	(334,741)	Ps.	17,662,733

Equity Instruments

In Colombian Pesos
Corporate Stock	Ps.	239,502	Ps.	485,935	Ps.	(82)	Ps.	725,355

In foreign currency
Corporate Stock		393		4,031		-		4,424
Total Equity Securities	Ps.	239,895	Ps.	489,966	Ps.	(82)	Ps.	729,779
Total investments available-for-sale and unrealized gain (loss) in Other comprehensive income	Ps.	18,174,844	Ps.	552,491	Ps.	(334,823)	Ps.	18,392,512
(*)
Unrealized losses correspond to changes in fair value that reflect market conditions such as variations in interest rates and other economic conditions from the country where the investment is issued. After Grupo Aval objectively evaluated each securities’ issuer, it was concluded that only the securities from one issuer were classified as impaired.

(**)
Cost is net of Ps. 72,110 for impairment recognized in statement of income in impairment loss on financial asset line from the debt investment securities issued by OI S.A. and Telemar Norte Leste S.A., after OI S.A. and subsidiaries which filed for bankruptcy protection on June, 2016.

Disclosure of equity instruments available for sale [text block]
The details of available-for-sale equity instruments as of December 31, 2017 and 2016 are as follows.

Entity (*)	December 31, 2017		December 31, 2016
Empresa de Energia de Bogota S.A. E.S.P.	Ps.	659,208	Ps.	592,142
Gas Natural S.A. ESP		49,998		74,624
Mineros S.A.		56,546		42,913
Bolsa de Valores de Colombia S.A.		52,064		15,603
Master Card		5,634		3,874
Others		583		623
Total	Ps.	824,033	Ps.	729,779

(*) These investments in equity securities have been designated as available-for-sale sale taking into account that they represent strategic investments for Grupo Aval and therefore, they are not expected to be sold in a foreseeable future.

Disclosure of detailed information about available for sale debt securities used in collateral repo operations [Text Block]
The following is a list of available-for-sale debt securities that are being used as collateral in repo operations, pledged as collateral in transactions with financial instruments, or pledged to third parties as collateral to secure financial obligations with other banks (See note 21).

	December 31, 2017		December 31, 2016
Pledged as collateral in money market operations
Securities issued or secured by Foreign Governments	Ps.	148,816	Ps.	299,560
Securities issued or secured by Colombian Government		2,215,568		4,174,184
Securities issued or secured by Non-financial sector entities		-		3,020
Securities issued or secured by other Colombian Government entities		133,701		83,076
Securities issued or secured by other financial entities		38,536		35,809
Others		50,273		39,335
	Ps.	2,586,894	Ps.	4,634,984
Pledged as collateral in operations with derivative instruments
Securities issued or secured by Colombian Government		77,736		151,343
	Ps.	77,736	Ps.	151,343
Pledged as collateral to special entities such as CRCC, BR and BVC (*)
Securities issued or secured by Colombian Government		291,878		-
	Ps.	291,878	Ps.	-
Other collaterals
Securities issued or secured by Central Banks	Ps.	158,951	Ps.	-
		158,951		-
	Ps.	3,115,459	Ps.	4,786,327

(*)	Cámara de Riesgo Central de Contraparte – CRCC, Banco de la República – BR and Bolsa de Valor es de Colombia – BVC

Disclosure of debt instruments [text block]
A summary of the maturity dates of available-for-sale debt securities follows:

	December 31, 2017		December 31, 2016
Fair Value
Up to 1 month	Ps.	495,315	Ps.	881,951
More than 1 month and no more than 3 months		601,654		313,386
More than 3 months and no more than 1 year		2,236,367		2,204,219
More than 1 year and no more than 5 years		11,436,614		9,544,836
More than 5 years and no more than 10 years		2,792,063		4,345,791
More than 10 years		228,114		372,550
	Ps.	17,790,127	Ps.	17,662,733

Cost
Up to 1 month	Ps.	495,284	Ps.	880,907
More than 1 month and no more than 3 months		601,156		313,048
More than 3 months and no more than 1 year		2,235,214		2,199,014
More than 1 year and no more than 5 years		11,437,189		9,669,504
More than 5 years and no more than 10 years		2,768,870		4,483,043
More than 10 years		240,140		389,433
	Ps.	17,777,853	Ps.	17,934,949